UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-06103

Investors Cash Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2012 Annual Report to Shareholders

Treasury Portfolio DWS U.S. Treasury Money Fund Class S

Contents
3 Portfolio Management Review
7 Investment Portfolio
10 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
14 Notes to Financial Statements
20 Report of Independent Registered Public Accounting Firm
21 Information About Your Fund's Expenses
22 Tax Information
23 Other Information
24 Summary of Management Fee Evaluation by Independent Fee Consultant
28 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended March 31, 2012, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European sovereign debt crisis. Last summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to an agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's in deciding to downgrade U.S. debt from AAA to AA+ on August 5, 2011. However, the United States' role as a perceived "safe haven" for fixed-income investors worldwide has thus far remained unchanged. In addition, credit downgrades of various domestic and international banks and "credit watches" instituted by ratings agencies on some European countries exerted pressure on the money markets. By the first quarter of 2012, however, extraordinary efforts by the European Central Bank to ensure adequate funding access at low rates for the Continent's major banks had reassured investors and led to a significant rally in global financial markets. At the same time, demand for the safety of Treasury instruments declined as investors pursued higher risk and Treasury money market yields gradually advanced, along with yields of other money market securities. By the second half of March, some investors had retreated to Treasuries — and Treasury yields had edged back down — as Spain's lack of action in addressing its needed austerity and fiscal reforms brought some additional worry back to financial markets.

"During the period, a large percentage of portfolio assets was invested in overnight Treasury repurchase agreements for relative yield, flexibility and liquidity purposes."

Positive Contributors to Fund Performance

We were able to maintain a yield that is in line with other similar money market funds.

With short-maturity yields trading in a range throughout most of the period, we pursued a "barbell" strategy for the fund: During the period, a large percentage of portfolio assets was invested in overnight Treasury repurchase agreements for relative yield, flexibility and liquidity purposes. At the same time, we purchased six-month to one-year Treasury securities to take advantage of more attractive rates within that portion of the yield curve.

Negative Contributors to Fund Performance

During the period, our decision to keep a significant percentage of portfolio assets in overnight repurchase agreements cost the fund some yield, but we believe that this represented a prudent approach to maintaining a high level of portfolio quality and liquidity.

Portfolio Performance (as of March 31, 2012)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Treasury Portfolio — DWS U.S. Treasury Money Fund Class S	.01	%*
Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the portfolio's shares outstanding.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
Please call your financial advisor for the most current yield information.

Outlook and Positioning

The U.S. Federal Reserve Board (the Fed) has recently stated that it intends to keep short-term rates near zero at least through late 2014 in order to keep positive momentum going for the U.S. economy. A major headwind to improved economic and financial market prospects continues to come from uncertainty over the European sovereign debt crisis. With several European countries facing austerity measures, Europe is on the precipice of a recession. Market participants are urgently wishing for concrete and permanent solutions to the European crisis to encourage further global economic progress and reduce financial market uncertainty.

The fund seeks to provide maximum current income consistent with stability of capital.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Repurchase agreement (overnight repo) is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

Sovereign debt is debt that is issued by a national government.

Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. The fund's credit quality does not remove market risk and is subject to change.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

The barbell strategy involves purchasing bonds with a variety of long- and short-term maturities.

Investment Portfolio as of March 31, 2012
	Principal Amount ($)	Value ($)

Government & Agency Obligations 40.6%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.09%*, 4/5/2012	80,000,000	79,999,200
0.092%*, 6/21/2012	14,187,000	14,184,063
0.11%*, 5/17/2012	200,000,000	199,971,889
0.125%*, 8/23/2012	145,000,000	144,927,500
0.15%*, 9/13/2012	75,000,000	74,948,437
U.S. Treasury Notes:
0.375%, 8/31/2012	36,226,000	36,259,753
0.375%, 10/31/2012	40,000,000	40,056,867
0.625%, 6/30/2012	14,500,000	14,517,947
0.625%, 7/31/2012	68,000,000	68,113,452
0.625%, 2/28/2013	25,000,000	25,098,172
0.75%, 5/31/2012	36,226,000	36,264,990
1.375%, 4/15/2012	25,000,000	25,009,617
1.375%, 10/15/2012	90,000,000	90,588,939
1.375%, 11/15/2012	77,000,000	77,599,802
1.375%, 1/15/2013	25,000,000	25,230,565
1.375%, 3/15/2013	50,000,000	50,553,112
1.75%, 8/15/2012	100,000,000	100,604,263
3.375%, 11/30/2012	50,000,000	51,061,780
4.5%, 4/30/2012	325,000,000	326,147,714
4.75%, 5/31/2012	105,000,000	105,800,552
4.875%, 6/30/2012	7,250,000	7,334,770
Total Government & Agency Obligations (Cost $1,594,273,384)		1,594,273,384

Repurchase Agreements 49.9%
Barclays Capital, 0.08%, dated 3/30/2012, to be repurchased at $180,001,200 on 4/2/2012 (a)	180,000,000	180,000,000
BNP Paribas, 0.05%, dated 3/30/2012, to be repurchased at $134,000,558 on 4/2/2012 (b)	134,000,000	134,000,000
BNP Paribas, 0.08%, dated 3/30/2012, to be repurchased at $250,003,333 on 4/5/2012 (c)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 0.05%, dated 3/30/2012, to be repurchased at $158,398,497 on 4/2/2012 (d)	158,397,837	158,397,837
Citigroup Global Markets, Inc., 0.14%, dated 3/28/2012, to be repurchased at $250,006,806 on 4/4/2012 (e)	250,000,000	250,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.07%, dated 3/30/2012, to be repurchased at $100,000,583 on 4/2/2012 (f)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.05%, dated 3/30/2012, to be repurchased at $126,355,226 on 4/2/2012 (g)	126,354,700	126,354,700
Merrill Lynch & Co., Inc., 0.05%, dated 3/30/2012, to be repurchased at $313,001,304 on 4/2/2012 (h)	313,000,000	313,000,000
The Goldman Sachs & Co., 0.13%, dated 3/26/2012, to be repurchased at $350,008,847 on 4/2/2012 (i)	350,000,000	350,000,000
The Toronto-Dominion Bank, 0.05%, dated 3/30/2012, to be repurchased at $100,000,417 on 4/2/2012 (j)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,961,752,537)		1,961,752,537

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,556,025,921)+	90.5	3,556,025,921
Other Assets and Liabilities, Net	9.5	373,582,499
Net Assets	100.0	3,929,608,420

* Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $3,556,025,921.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,420,400	U.S. Treasury Note	2.375	10/31/2014	47,037,310
107,519,500	U.S. Treasury Bond	4.625	2/15/2040	136,562,738
Total Collateral Value				183,600,048

(b) Collateralized by $135,837,200 U.S. Treasury Note, 1.0%, maturing on 8/31/2016 with a value of $136,680,099.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,029,900	U.S. Treasury Inflation Indexed Bond	3.375	4/15/2032	65,411,865
123,758,700	U.S. Treasury Inflation Indexed Notes	1.375-2.625	7/15/2017- 1/15/2020	153,569,852
63,664,805	U.S. Treasury STRIPS	Zero Coupon	11/15/2029	36,018,363
Total Collateral Value				255,000,080

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
115,376,800	U.S. Treasury Inflation Indexed Bond	2.5	1/15/2029	162,589,098
1,630,500	U.S. Treasury Inflation Indexed Note	2.0	7/15/2014	2,144,740
Total Collateral Value				164,733,838

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
199,138,900	U.S. Treasury Inflation Indexed Notes	1.625-2.0	7/15/2013- 1/15/2015	259,947,653
52,600	U.S. Treasury Note	0.375	3/15/2015	52,423
Total Collateral Value				260,000,076

(f) Collateralized by $78,685,000 U.S. Treasury Bond, 4.75%, maturing on 2/15/2041 with a value of $102,005,016.

(g) Collateralized by $145,569,233 U.S. Treasury STRIPS, with various maturity dates of 5/15/2017-11/15/2020 with a value of $128,883,325.

(h) Collateralized by $312,036,600 U.S. Treasury Notes, with various coupon rates from 0.875-1.75%, with various maturity dates of 3/31/2014-1/31/2017 with a value of $319,260,060.

(i) Collateralized by $533,678,933 U.S. Treasury STRIPS, with various maturity dates of 11/15/2012-5/15/2038 with a value of $357,000,000.

(j) Collateralized by $97,623,600 U.S. Treasury Bonds, with various coupon rates from 3.125-4.5%, with various maturity dates of 5/15/2038-2/15/2042 with a value of $102,000,024.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note 1 in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Government & Agency Obligations (k)	$—	$1,594,273,384	$—	$1,594,273,384
Repurchase Agreements	—	1,961,752,537	—	1,961,752,537
Total	$—	$3,556,025,921	$—	$3,556,025,921

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended March 31, 2012.

(k) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2012
Assets
Investments: Investment in non-affiliated securities, valued at amortized cost	$1,594,273,384
Repurchase agreements, valued at amortized cost	1,961,752,537
Total investments in securities, valued at amortized cost	3,556,025,921
Receivable for investments sold	360,000,001
Receivable for Fund shares sold	1,046,708
Interest receivable	13,077,020
Due from Advisor	12,728
Other assets	101,016
Total assets	3,930,263,394
Liabilities
Payable for Fund shares redeemed	135,418
Distributions payable	11,444
Other accrued expenses and payables	508,112
Total liabilities	654,974
Net assets, at value	$3,929,608,420
Net Assets Consist of:
Undistributed net investment income	21,656
Paid-in capital	3,929,586,764
Net assets, at value	$3,929,608,420
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($2,918,136,851 ÷ 2,918,118,491 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$1.00
Premier Money Market Shares Net Asset Value, offering and redemption price per share ($139,977,423 ÷ 139,976,498 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$1.00
Investment Class Net Asset Value, offering and redemption price per share ($654,212,125 ÷ 654,207,804 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$1.00
DWS U.S. Treasury Money Fund Class S Net Asset Value, offering and redemption price per share ($217,282,021 ÷ 217,280,635 outstanding shares of capital stock, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended March 31, 2012
Investment Income
Income: Interest	$3,604,065
Expenses: Management fee	1,839,422
Administration fee	3,678,844
Services to shareholders	1,487,739
Distribution and service fees	3,797,649
Custodian fee	48,088
Professional fees	100,269
Reports to shareholders	156,745
Registration fees	115,511
Trustees' fees and expenses	127,110
Other	168,047
Total expenses before expense reductions	11,519,424
Expense reductions	(8,283,615)
Total expenses after expense reductions	3,235,809
Net investment income	368,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	32,691
Net increase (decrease) in net assets resulting from operations	$400,947

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2012	2011
Operations: Net investment income	$368,256	$319,578
Net realized gain (loss)	32,691	486
Net increase (decrease) in net assets resulting from operations	400,947	320,064
Distributions to shareholders from: Net investment income: Institutional Shares	(285,428)	(234,819)
Premier Money Market Shares	(10,741)	(8,773)
Investment Class	(57,617)	(61,280)
DWS U.S. Treasury Money Fund Class S	(14,449)	(14,661)
Net realized gains: Institutional Shares	(17,012)	(41,734)
Premier Money Market Shares	(710)	(1,627)
Investment Class	(3,446)	(11,275)
DWS U.S. Treasury Money Fund Class S	(833)	(3,074)
Total distributions	(390,236)	(377,243)
Fund share transactions: Proceeds from shares sold	19,711,852,787	11,457,294,414
Reinvestment of distributions	217,432	246,513
Payments for shares redeemed	(18,830,178,779)	(11,936,749,791)
Net increase (decrease) in net assets from Fund share transactions	881,891,440	(479,208,864)
Increase (decrease) in net assets	881,902,151	(479,266,043)
Net assets at beginning of period	3,047,706,269	3,526,972,312
Net assets at end of period (including undistributed net investment income of $21,656 and $10,945, respectively)	$3,929,608,420	$3,047,706,269

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS U.S. Treasury Money Fund Class S
	Years Ended March 31,
	2012		2011		2010		2009		Period Ended 3/31/08a
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.010		.033
Net realized and unrealized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.010		.033
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.010)		(.033)
Net realized gains	(.000	)***	(.000	)***	(.000	)***	(.000	)***	—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.010)		(.033)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.01	b	.01	b	.04	b	.99		3.31	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	217		142		165		189		189
Ratio of expenses before expense reductions (%)	.30		.32		.31		.31		.34	*
Ratio of expenses after expense reductions (%)	.09		.21		.23		.31		.34	*
Ratio of net investment income (%)	.01		.01		.02		.72	c	3.77	*
a For the period from May 21, 2007 (commencement of operations of DWS U.S.Treasury Money Fund Class S shares) to March 31, 2008.
b Total return would have been lower had certain expenses not been reduced.
c Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized
** Not annualized
*** Amount is less than $.0005.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Investors Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Treasury Portfolio (the "Fund") is a diversified series of the Trust that offers multiple classes of shares that include Institutional Shares, Premier Money Market Shares, Investment Class and DWS U.S. Treasury Money Fund Class S. Certain detailed financial information for the Institutional Shares, Premier Money Market Shares and Investment Class is provided separately and is available upon request.

Investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund's in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At March 31, 2012, the Portfolio's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Undistributed ordinary income*	$33,100

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:
	Years Ended March 31,
	2012	2011
Distributions from ordinary income*	$390,236	$377,243

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of 0.05% of the Fund's average daily net assets.

For the period from April 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Institutional Shares at 0.25%.

For the period from April 1, 2011 through September 30, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Investment Class at 0.67%.

Effective October 1, 2011, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of the Investment Class at 0.67%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses for Institutional Shares, Premier Money Market Shares, Investment Class and DWS U.S. Treasury Money Fund Class S.

Accordingly, for the year ended March 31, 2012, the fee pursuant to the Investment Management Agreement aggregated $1,839,422, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2012, the Administration Fee was $3,678,844, of which $1,222,269 was waived and $317,941 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended March 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2012
Institutional Shares	$497,637	$492,821	$—
Premier Money Market Shares	267,831	267,831	—
Investment Class	470,629	464,424	6,205
DWS U.S. Treasury Money Fund Class S	202,353	199,199	3,154
	$1,438,450	$1,424,275	$9,359

Distribution and Service Fees. Under the Fund's Premier Money Market Shares and Investment Class 12b-1 Plans, DWS Investors Distributors, Inc., ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of each of the Premier Money Market Shares and Investment Class. For the year ended March 31, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Waived
Premier Money Market Shares	$267,831	$267,831
Investment Class	1,437,410	1,437,410
	$1,705,241	$1,705,241

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the Institutional Shares at an annual rate up to 0.05% of average daily net assets, up to 0.25% of average daily net assets for the Premier Money Market Shares, and up to 0.07% of average daily net assets for the Investment Class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the year ended March 31, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Annual Effective Rate
Institutional Shares	$1,422,102	$1,422,102	.00%
Premier Money Market Shares	267,831	267,831	.00%
Investment Class	402,475	402,475	.00%
	$2,092,408	$2,092,408

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended March 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $44,436, of which $15,955 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At March 31, 2012, there was one shareholder account that held approximately 17% of the outstanding shares of the Fund.

4. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2012.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Year Ended March 31, 2012		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	18,246,792,316	$18,246,792,316	10,590,031,401	$10,590,031,401
Premier Money Market Shares	237,503,422	237,503,422	163,775,571	163,775,571
Investment Class	1,083,193,271	1,083,193,271	659,553,910	659,553,910
DWS U.S. Treasury Money Fund Class S	144,363,778	144,363,778	43,933,532	43,933,532
		$19,711,852,787		$11,457,294,414
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	136,983	$136,983	153,144	$153,144
Premier Money Market Shares	11,490	11,490	10,400	10,400
Investment Class	53,855	53,855	65,512	65,512
DWS U.S. Treasury Money Fund Class S	15,104	15,104	17,457	17,457
		$217,432		$246,513
Shares redeemed
Institutional Shares	(17,548,158,460)	$(17,548,158,460)	(10,951,101,850)	$(10,951,101,850)
Premier Money Market Shares	(189,376,273)	(189,376,273)	(167,130,218)	(167,130,218)
Investment Class	(1,023,904,967)	(1,023,904,967)	(751,075,589)	(751,075,589)
DWS U.S. Treasury Money Fund Class S	(68,739,079)	(68,739,079)	(67,442,134)	(67,442,134)
		$(18,830,178,779)		$(11,936,749,791)
Net increase (decrease)
Institutional Shares	698,770,839	$698,770,839	(360,917,305)	$(360,917,305)
Premier Money Market Shares	48,138,639	48,138,639	(3,344,247)	(3,344,247)
Investment Class	59,342,159	59,342,159	(91,456,167)	(91,456,167)
DWS U.S. Treasury Money Fund Class S	75,639,803	75,639,803	(23,491,145)	(23,491,145)
		$881,891,440		$(479,208,864)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Investors Cash Trust and the Shareholders of Treasury Portfolio:

We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (the "Fund"), a series of Investors Cash Trust (the "Trust"), including the investment portfolio, as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts May 22, 2012

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the DWS U.S. Treasury Money Fund Class S limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011 to March 31, 2012).

The tables illustrate the Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2012 (Unaudited)
Actual Fund Return	DWS U.S. Treasury Money Fund Class S
Beginning Account Value 10/1/11	$1,000.00
Ending Account Value 3/31/12	$1,000.10
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return
Beginning Account Value 10/1/11	$1,000.00
Ending Account Value 3/31/12	$1,024.55
Expenses Paid per $1,000*	$.46
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

Annualized Expense Ratio
DWS U.S. Treasury Money Fund Class S	.09%
For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

A total of 54% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of March 31, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	108	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	108	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	108	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		108	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	108	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	108	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	108
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	108	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	108	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	108	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	108	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	111	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin6 (1970) Assistant Secretary, 2009-2012*	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

* Effective May 18, 2012, Rita Rubin no longer serves as Assistant Secretary to the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

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Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DUSTMF-2
(R-027156-1 5/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

INVESTORS CASH TRUST- TREASURY PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended March 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$63,346	$0	$7,247	$0
2011	$81,023	$0	$11,038	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$333,267	$0
2011	$0	$405,550	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$7,247	$333,267	$539,555	$880,069
2011	$11,038	$405,550	$586,510	$1,003,098

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
In connection with the audit of the 2011 and 2012 financial statements, the Fund entered into an engagement letter with E&Y.  The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***
E&Y advised the Fund’s Audit Committee that E&Y had identified two matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2010, an investment advisor for a Covered Person in the Chain of Command (both as defined by SEC rules) purchased for the Covered Person’s account shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the purchase was by the Covered Person’s investment advisor, not by the Covered Person himself and the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection of the purchase.

Second, E&Y advised the Fund’s Audit Committee that, in 2010, a Covered Person in the same Office (as defined by SEC rules) as the lead audit engagement partner for the Fund became a trustee and executor to an estate whose assets included shares of a DWS Fund that is not audited by E&Y. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the shares of the DWS Fund were already an asset of the estate when the Covered Person became executor, the Covered Person caused the shares of the DWS Fund to be sold immediately upon detection in the estate, and the Covered Person was not involved with the provision of audit services to the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio (DWS U.S. Treasury Money Fund Class S), a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2012